PROVIDENT INVESTMENT COUNSEL


Annual Report October 31, 1998



PINNACLE FUNDS

GROWTH
MID CAP
SMALL COMPANY GROWTH
BALANCED

                              Provident Investment Counsel
                             Investing in growth since 1951

CONTENTS
3  President's Letter
4  Our Philosophy
5  Performance Update/Portfolio Review
6  Interview with Management
9  Performance Comparison

THE FUNDS
12  Statements of Assets and Liabilities
13  Statements of Operations
14  Statements of Changes in Net Assets
16  Financial Highlights
18  Notes to Financial Statements
22  Independent Auditor's Report

THE PORTFOLIOS
23  Statements of Net Assets
49  Statements of Operations
50  Statements of Changes in Net Assets
52  Selected Ratio Data
56  Notes to Financial Statements
59  Independent Auditor's Report

Items of Interest

+ THE GROWTH STYLE OF INVESTMENT MANAGEMENT appears to have resumed a leadership role. Over the past year, investors have returned their focus to companies with the most visible prospects for growth, and Provident portfolios have been rewarded.

+ 5 STAR RANKING--The Pinnacle Balanced Fund has been awarded Mutual Fund Magazine's highest rating for risk-adjusted returns in the general equity fund category.

+ TECHNOLOGY, RETAIL, AND HEALTH CARE STOCKS have led the Provident Funds' performance during the past year.

NOTES

Mutual  Funds  Magazine's   proprietary   All-Star  Ratings  reflect  historical
risk-adjusted performance for 4,620 equity funds through October 31, 1998 and are subject to change. Overall ratings are calculated from the fund's total return, with load adjustments, if applicable, relative to the volatility of its price fluctuations, over a minimum of two years and maximum of ten years. Separate All-Star Ratings are also calculated for 1-, 3-, 5- and 10-year periods, as applicable. For all periods, the 20% of funds with the highest risk-adjusted returns receive Five Stars, the next highest 20% receive Four Stars, the next highest 20% receive Three Stars, etc.

Dear Shareholder,

     Overall we are very pleased with the results of the last year, especially for shares in the Growth, Mid Cap, and Balanced Funds.

     As you are well aware this past year has been a volatile one, especially for shares of small companies. While we recognize that small company shares experienced some turbulence during 1998, we are confident in the prospects for small companies in the near future. We feel the fundamentals of our small company holdings remain very compelling, and are well positioned for 1999.

     The volatility in small company shares in particular is not unprecedented, and has created some compelling valuations relative to other investment categories. In fact, comparison of small stock price to earnings ratios (P/Es) relative to the broad market P/Es as measured by the S&P 500 Index are near levels not seen in 20 years. Investors have begun to recognize these compelling valuations, and we are pleased with the positive returns in late October, November, and December.

     We believe shares of growth issues of all sizes are well positioned leading into 1999 as investors continue to increase their focus on companies with the most visible growth prospects for 1999. We are fully aware that volatility is a normal and expected occurrence with bond and stock investing. During any period of unusual volatility, our focus remains on identifying those companies with the brightest prospects for future growth. This focus and our long-term view have served us well over many years.

     Please visit our web site for market updates and portfolio information at www.provnet.com. We appreciate your continued confidence in Provident Investment Counsel and look forward to helping you reach your investment goals.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust

December 24, 1998

OUR PHILOSOPHY

+  Focused, fundamental research, properly controlled, adds value.


+ Sustainable earnings growth is the most important contributor to long-term stock appreciation.


+ Emphasis on strong financial characteristics ensures focus on growth and quality.


+ Investment style consistency is critical to superior long-term investment results.

Performance Update/Portfolio Review
Pinnacle Growth Fund

        Average annualized total returns for the period ending 10/31/98:

           1 Year        3 Year         5 year        Since Inception 2/3/97
           +12.62%        N/A             N/A               +15.68%

Sector Weightings

Healthcare/Medical                30.2%
Technology                        13.8
Retail                            20.6
Financial                         14.7
Cash Equivalents                   9.6
Other                             11.1

Top 10 Stock Holdings:

1.  Warner Lambert             8.0%
2.  Pfizer Inc.                6.1%
3.  MCI Worldcom               5.8%
4.  Microsoft                  5.8%
5.  Schering Plough            5.7%
6.  Tyco International         4.9%
7.  Safeway                    3.8%
8.  Federal Natl Mtg.          3.6%
9.  Medtronic                  3.6%
10. Elan                       3.1%

Pinnacle Small Company Growth Fund

        Average annualized total returns for the period ending 10/31/98:

           1 Year        3 Year         5 year        Since Inception 2/3/97
           -23.12%        N/A             N/A                -11.97%

Sector Weightings

Healthcare/Medical                18.5%
Consumer Non-Durables              9.5
Industrials                       13.8
Technology                        32.1
Retail                            10.2
Other                             15.9

1.   Dollar Tree Stores                 4.3%
2.   Apollo Group                       2.6%
3.   Nova Corp.                         2.3%
4.   CSG Systems International          2.2%
5.   Fiserv                             2.1%
6.   Vitesse Semiconductor              1.6%
7.   TMP Worldwide                      1.6%
8.   Renal Care Group                   1.5%
9.   99 Cents Only Stores               1.4%
10.  Orthodontic Centers of America     1.4%

Pinnacle Mid Cap Fund

Sector Weightings

        Average annualized total returns for the period ending 10/31/98:

           1 Year        3 Year         5 year        Since Inception 12/31/97
             N/A           N/A            N/A                   -.75%

Top 10 Stock Holdings:

Healthcare/Medical                23.5%
Consumer Non-Durables              7.8
Technology                        20.3
Retail                            21.4
Financial                         15.2
Other                             11.8

Top 10 Stock Holdings:

1.  Sofamor/Danek                  2.9%
2.  Star Banc Corporation          2.7%
3.  Elan PLC                       2.6%
4.  McKesson Corporation New       2.6%
5.  MBNA Corporation               2.4%
6.  Outdoor Systems Inc.           2.4%
7.  Family Dollar Stores           2.4%
8.  Watson Pharmaceutical          2.3%
9.  Office Depot                   2.4%
10. Sungard Data                   2.3%

Pinnacle Balanced Fund

Sector Weightings

        Average annualized total returns for the period ending 10/31/98:

           1 Year        3 Year         5 year        Since Inception 6/11/92
           +11.01%       +14.81%        +12.37%                +12.28%

Healthcare/Medical                21.5%
Retail                            14.8
Financial                         11.3
Corporate Bonds                   12.3
Government Bonds                  18.3
Other                             21.8

Top 10 Stock Holdings:

1.  Warner Lambert                     5.4%
2.  Pfizer Inc.                        4.6%
3.  Microsoft                          4.2%
4.  MCI Worldcom                       3.9%
5.  Schering Plough                    3.9%
6.  Tyco International                 3.6%
7.  Federal Nat'l. Mortgage Assn.      2.8%
8.  Medronic                           2.7%
9.  Safeway                            2.2%
10. Elan                               2.1%

Interview with Provident Managers

Q. IN RECENT YEARS INDEX FUNDS, SPECIFICALLY INDEX FUNDS MANAGED TO REPLICATE THE S&P 500 INDEX, HAVE OUTPERFORMED ACTIVE MANAGERS. SO FAR IN 1998 PROVIDENT'S GROWTH FUND HAS REVERSED THIS TREND. WHAT HAS HAPPENED?

A. We believe that the tides have changed and the focus has shifted back to active management, to managers offering research-driven stock selection. Financial markets always offer opportunity; let us not forget that money is made by time spent in the market not by timing the market. It is now a challenge of the research process to identify where opportunities exist. Specifically, if you look at the S&P 500 Index, dominated by 20 holdings, it was up 160% for the five years ending June 30th. These were clearly outstanding returns, but moving forward the index looks vulnerable to us. Don't misunderstand, there are some great companies in the index, companies that we own. Our point is that the "blanket" approach to owning it all may not be the right one; selection should be the key to superior returns moving forward. The earnings that drove the performance of the entire index have been deteriorating--not a big surprise, as the revenue growth supporting the earnings were anemic at best. The earnings gains by many of these companies in the index came as a result of corporate restructuring, cost cutting, etc., and not from actual revenue growth. Absent sustainable revenue growth, we believe the ability for a company to deliver predictable and consistent earnings growth will be compromised. Obviously the market agrees with this analysis, as it continues to reward those companies with "quality" earnings and viciously goes after those companies whose earnings are in question. Even through the darkest days of the past weeks when markets trended downward, the companies that bounced back the fastest were the ones that had the earnings.

What industry sectors performed positively for the various funds' equity holdings?

Growth and Balanced
+  Healthcare
+  Retail
+  Technology

Mid Cap
+  Retail
+  Technology Services
+  Electronic Technology

Small Company
+  Retail
+  Commercial Services
+  Electronic Technology

Q. DESCRIBE THE RESEARCH PROCESS AS IT RELATES TO THE FUND'S EQUITY HOLDINGS. WHAT IS IT ABOUT YOUR RESEARCH PROCESS THAT ALLOWS YOU TO FERRET OUT THESE COMPANIES AND OUTPERFORM THE OVERALL MARKET?

A. We look for companies that have demonstrated an ability to grow both revenues and earnings at significantly higher rates than the averages for the broad market. In addition, we tend to gravitate towards companies that have a high return on equity, pretax margins and reinvestment rates significantly higher than the average company. We will normally meet personally with company managements to understand other issues, such as the proprietary nature of their products (i.e., do they control their own destiny), significant management ownership of the stock, and strong plans, goals, and controls to ensure the past rates of change will continue or increase in the future. To give you an idea of how extensive our research process is for a firm our size, in 1998 alone we have met with 447 analysts and 408 management teams. We have sixteen individuals who are exclusively dedicated to the research process. All but one are generalists.

Q. WHAT ARE SOME OF THE INVESTMENT THEMES THAT ARE AFFECTING THE FUND'S HOLDINGS AND MAY CONTINUE TO DO SO IN THE NEAR FUTURE?

A. We see several broad themes that may affect our portfolio holdings positively as follows:

   + The strength of the American consumer today is amazing with lower inflation, interest rates and unemployment at generational lows. Many of our retail holdings stand to benefit in this environment.

   + The "graying of America" and aging "baby boom" generation has increased the demand significantly for healthcare. Our holdings in medical device manufacturers and drug producers have solid growth prospects.

   + Productivity enhancement is vital for companies in an environment where technology can increase efficiency and therefore profits. Holdings in high quality technology firms and some outsourcing concerns have strong growth prospects.

These are only a few of the broad themes that may drive the growth of the economy in the near future. In addition to generally strong growth prospects, we look for those companies that have high quality, shareholder-oriented management which may lead to strong performance in any environment.

Q. WHAT IS THE OUTLOOK FOR THE FUNDS' PORTFOLIOS AND THE BROAD MARKET?

A. As we have discussed in prior communications, there is evidence now of the potential for a general profits recession for many of the companies that make up the S&P 500 Index, a broad measure of the overall markets. During the last few years, the S&P 500 Index companies on average have been able to generate profit growth above 15% with sales/revenue growth of only 4%. Revenue growth on average continues at or below these levels in 1998 and projected 1999, and it appears to be taking a toll on recent profit reports. We expect the Provident Funds' portfolios to benefit due to our holdings' ability to generate consistent visible earnings and revenue growth in the future.

                 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL PINNACLE BALANCED FUND AND
                             THE LIPPER BALANCED FUND INDEX.

               Provident Investment Counsel
                  Pinnacle Balanced Fund           Lipper Balanced Fund Index
                  ----------------------           --------------------------
06/11/92                $10,000                               $10,000
10/31/92                $10,197                               $10,257
04/30/93                $10,184                               $11,057
10/31/93                $11,023                               $11,908
04/30/94                $10,383                               $11,576
10/31/94                $10,938                               $11,835
04/30/95                $11,024                               $12,606
10/31/95                $13,054                               $13,916
04/30/96                $13,544                               $14,999
10/31/96                $14,615                               $15,932
04/30/97                $15,456                               $17,039
10/31/97                $17,795                               $19,134
04/30/98                $20,302                               $21,483
10/31/98                $20,960                               $21,168

Past performance is not predictive of future performance.

The Fund's performance figures include the maximum applicable sales charge of 5.75%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              PROVIDENT INVESTMENT COUNSEL PINNACLE GROWTH FUND AND
                              THE S & P 500 INDEX.

               Provident Investment Counsel
                   Pinnacle Growth Fund           S & P 500 Index
                   --------------------           ---------------
02/03/97                 $10,000                      $10,000
04/30/97                  $9,189                      $10,232
10/31/97                 $10,782                      $11,784
04/30/98                 $12,789                      $14,436
10/31/98                 $12,884                      $14,375

Past performance is not predictive of future performance.

The Fund's performance figures include the maximum applicable sales charge of 5.75%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL PINNACLE MID CAP FUND AND
                            THE RUSSELL MIDCAP INDEX.

               Provident Investment Counsel
                  Pinnacle Mid Cap Fund           Russell Mid Cap Index
                  ---------------------           ---------------------
12/31/97                 $10,000                         $10,000
04/30/98                 $11,262                         $11,345
10/31/98                 $ 9,924                         $10,005

Past performance is not predictive of future performance.

The Fund's performance figures include the maximum applicable sales charge of 5.75%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         PROVIDENT INVESTMENT COUNSEL PINNACLE SMALL COMPANY GROWTH FUND
                       AND THE RUSSELL 2000 GROWTH INDEX.

               Provident Investment Counsel
                Small Company Growth Fund        Russell 2000 Growth Index
                -------------------------        -------------------------
02/03/97              $10,000                              $10,000
04/30/97              $ 7,747                              $ 8,648
10/31/97              $ 9,820                              $11,302
04/30/98              $10,801                              $12,428
10/31/98              $ 8,011                              $ 9,512

Past performance is not predictive of future performance.

The Fund's performance figures include the maximum applicable sales charge of 5.75%.

                     [This page intentionally left blank.]

PROVIDENT INVESTMENT COUNSEL                STATEMENTS OF ASSETS AND LIABILITIES
    PINNACLE FUNDS                          AS OF OCTOBER 31, 1998

                                                                              Small
                                     Balanced      Growth        Mid Cap     Company
ASSETS                                 Fund         Fund          Fund     Growth Fund
---------------------------------------------------------------------------------------
Investment in Portfolios, at value  $42,142,914   $3,721,572    $5,762,207   $2,707,895
Cash                                         --       56,066            --       40,984
Receivables:
 For investments sold in Portfolios      21,374           --            --        4,525
 Fund shares sold                            --           --       102,400        3,974
Deferred organization costs                  --           --        12,213           --
                                    -----------   ----------    ----------   ----------
Total assets                         42,164,288    3,777,638     5,876,820    2,757,378
                                    ===========   ==========    ==========   ==========
LIABILITIES
Payables:
 For investments purchased
  in Portfolios                              --           --       102,400        3,974
 Fund shares repurchased                 21,374           --            --        4,525
 Due to Provident Investment
 Counsel, Inc. (Note 3)                  34,455       23,052        16,511       18,102
 Deferred Trustees'
  Compensation (Note 3)                  10,685        5,322         1,938        5,287
Accrued expenses                         45,258       41,457        39,980       38,426
                                    -----------   ----------    ----------   ----------

Total liabilities                       111,772       69,831       160,829       70,314
                                    ===========   ==========    ==========   ==========
NET ASSETS
Applicable to 2,481,663, 271,222,
 542,702, and 315,984 shares of
 beneficial interest outstanding,
 respectively                       $42,052,516   $3,707,807    $5,715,991   $2,687,064
                                    ===========   ==========    ==========   ==========
NET ASSET VALUE
 PER SHARE*                         $     16.95   $    13.67    $    10.53   $     8.50
                                    -----------   ----------    ----------   ----------
Maximum offering price per share
(Net Asset Value divided by 94.25%)       17.98        14.50         11.17         9.02
                                    ===========   ==========    ==========   ==========
SOURCE OF NET ASSETS
Paid-in capital                     $31,207,824   $3,148,678    $5,928,682   $3,293,450
Undistributed (accumulated) net
 investment income (loss)                46,314       (5,948)       (3,425)      (5,636)
Undistributed (accumulated) net
 realized gain (loss) on
 investments                          2,824,938      (64,136)     (266,512)    (749,784)
Net unrealized appreciation
   of investments                     7,973,440      629,213        57,246      149,034
                                    ===========   ==========    ==========   ==========
NET ASSETS                          $42,052,516   $3,707,807    $5,715,991   $2,687,064
                                    -----------   ----------    ----------   ----------

See Notes to Financial Statements.
12

PROVIDENT INVESTMENT COUNSEL                            STATEMENTS OF OPERATIONS
    PINNACLE FUNDS                                      AS OF OCTOBER 31, 1998

                                                                            Small
                                   Balanced      Growth        Mid Cap     Company
INVESTMENT INCOME                    Fund         Fund          Fund     Growth Fund
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
 FROM PORTFOLIOS                    $479,625     $(10,494)    $(11,913)  $ (20,939)
                                  ==========     ========     ========   =========
EXPENSES:
   Administration fees (Note 3)       93,800       21,340       19,899      21,176
   Distribution fees (Note 4)         37,239        3,616                    4,803
   Transfer agent's fee               28,999       27,499       20,293      26,999
   Audit fee                          11,800        9,600       10,119      10,300
   Legal fee                                        3,701          201       1,178
   Custody and accounting services
    fee                                6,001        6,006        5,259       6,001
   Reports to shareholders             9,001                     5,376       6,001
   Shareholder servicing              21,800        1,929          761       1,506
   Registration fees                  20,616       15,630       17,802      15,663
   Trustees' fees                      1,800        4,293        2,876       4,994
   Amortization of organization
    costs                                 --           --        1,389          --
   Miscellaneous                       5,001        6,647        5,181       4,981
                                  ----------     --------     --------   ---------
   Total expenses                    239,758       96,761       90,133     102,424
   Less, reimbursement/waiver by
    Provident Investment
    Counsel, Inc. (Note 3)          (141,255)     (85,669)     (84,384)    (85,444)
                                  ----------     --------     --------   ---------
   Net expenses                       98,503       11,092        5,749      16,980
                                  ==========     ========     ========   =========
NET INVESTMENT INCOME (LOSS)         381,122      (21,586)     (17,662)    (37,919)
                                  ==========      =======     ========   =========
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)
    on investments                 2,840,801      (52,313)    (198,903)   (692,290)
   Change in net unrealized
    appreciation of investments    3,069,593      552,893       57,246      94,294
                                  ----------     --------     --------   ---------
NET GAIN (LOSS) ON INVESTMENTS     5,910,394      500,580     (141,657)   (597,996)
                                  ==========      =======     ========   =========
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                   $6,291,516     $478,994   $(159,319)   $(635,915)
                                  ----------     --------   ---------    ---------

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL                 STATEMENTS OF CHANGES IN NET ASSETS
    PINNACLE FUNDS                           AS OF OCTOBER 31, 1998

INCREASE (DECREASE) IN NET ASSETS:                     Balanced Fund
---------------------------------------------------------------------------
                                                  Year           Year
                                                 ended           ended
FROM OPERATIONS:                             Oct. 31, 1998   Oct. 31, 1997
---------------------------------------------------------------------------
 Net investment income (loss)                 $   381,122     $   281,671
 Net realized gain (loss) on investments        2,840,801       2,294,629
 Change in unrealized appreciation of
   investments                                  3,069,593       2,395,328
                                              -----------     -----------
 Net increase (decrease) in net assets
 resulting from operations                      6,291,516       4,971,628
                                              ===========     ===========
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                      (360,834)       (266,681)
 From net realized gains                       (2,299,644)       (953,528)
                                              -----------     -----------
 Total distributions to shareholders           (2,660,478)     (1,220,209)
                                              ===========     ===========
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
 Purchases of 254,988, 1,532,116, 101,572,
  206,342, 878,218, 222,941 and 317,026
  shares, respectively                          4,137,359      21,373,253
 Reinvestment of 178,506, 91,290, 0, 0,
  0, 0 and 0 shares, respectively               2,658,417       1,218,899
 Redemptions of 230,922, 269,095, 18,330,
  18,362, 335,516, 202,491 and 21,492
  shares, respectively                         (3,717,356)     (3,868,717)
                                              -----------     -----------
 Net increase in net assets resulting
 from share transactions                        3,078,420      18,723,435
                                              ===========     ===========

TOTAL INCREASE (DECREASE) IN NET ASSETS         6,709,458      22,474,854
                                              ===========     ===========
NET ASSETS:
Beginning of year                              35,343,058      12,868,204
                                              -----------     -----------
End of year                                   $42,052,516     $35,343,058
                                              -----------     -----------


See Notes to Financial Statements.
14

                                                        Small Company
            Growth Fund            Mid Cap Fund          Growth Fund
------------------------------------------------------------------------------
      Year       Feb. 3, 1997*      Dec. 31, 1997*     Year      Feb. 3, 1997*
      ended         through            through        ended         through
  Oct. 31, 1998  Oct. 31, 1997     Oct. 31, 1998  Oct. 31, 1998  Oct. 31, 1997
------------------------------------------------------------------------------
   $  (21,586)    $   (4,736)       $  (17,662)  $   (37,919)    $   (8,545)
      (52,313)       (11,823)         (198,903)     (692,290)       (57,494)

      552,893         76,320            57,246        94,294         54,740
   ----------     ----------        ----------   -----------     ----------

      478,994         59,761          (159,319)      (11,299)
   ==========     ==========        ==========   ===========     ==========

           --             --                --            --             --
           --             --                --            --             --
   ----------     ----------        ----------   -----------     ----------
           --             --                --            --             --
   ==========     ==========        ==========   ===========     ==========



    1,325,178      2,304,894         9,346,293     2,252,112      3,331,267

           --             --                --            --             --


     (246,777)      (214,243)        3,470,983)   (2,009,167)      (239,934)
   ----------     ----------        ----------   -----------     ----------

    1,078,401      2,090,651         5,875,310       242,945      3,091,333
   ==========     ==========        ==========   ===========     ==========

    1,557,395      2,150,412         5,715,991      (392,970)     3,080,034
   ==========     ==========        ==========   ===========     ==========

    2,150,412             --                --     3,080,034             --
   ----------     ----------        ----------   -----------     ----------
                  $2,150,412     $5,715,991        $2,687,064   $ 3,080,034
                  ----------     ----------        ----------   -----------

PROVIDENT INVESTMENT COUNSEL                                FINANCIAL HIGHLIGHTS
    PINNACLE FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------

                                                       Balanced Fund
--------------------------------------------------------------------------------------
                                       Year       Year      Year     Year       Year
                                       ended      ended     ended    ended      ended
                                     10/31/98   10/31/97  10/31/96  10/31/95  10/31/94
--------------------------------------------------------------------------------------
Net asset value, beginning of period   $15.51    $13.91    $13.24    $11.24    $11.48
                                       ------    ------    ------    ------    ------
Income from investment operations:
 Net investment income (loss)            0.16      0.16      0.14      0.15      0.15
 Net realized and unrealized
  gain (loss) on investments             2.44      2.64      1.34      2.00     (0.24)
                                       ------    ------    ------    ------    ------
Total from investment operations         2.60      2.80      1.48      2.15     (0.09)
                                       ------    ------    ------    ------    ------
Less distributions to shareholders:
 From net investment income             (0.15)    (0.16)    (0.14)    (0.15)    (0.15)
 From net realized gains                (1.01)    (1.04)    (0.67)     0.00      0.00

Total distributions to shareholders     (1.16)    (1.20)    (0.81)    (0.15)    (0.15)

Net asset value, end of period         $16.95    $15.51    $13.91    $13.24    $11.24
                                       ======    ======    ======    ======    ======
Total return                            17.85%    21.76%    11.96%    19.35%    (0.78%)
                                       ======    ======    ======    ======    ======

Ratios/supplemental data:

Net assets, end of period (millions)   $42.0     $35.3     $12.9     $12.5     $ 9.1
                                       ------    ------    ------    ------    ------
Ratios to average net assets:+
      Expenses                          1.05%**   1.05%**   1.05%**   1.05%**   1.05%**
      Net investment income (loss)      0.97%     1.10%     1.05%     1.32%     1.37%
                                       ------    ------    ------    ------    ------

* Commencement of operations.

+ Net of expense reimbursements.

** Includes the Fund's share of expenses allocated from PIC Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.41%, 1.43%, 1.72%, 2.32%, and 2.87%, respectively.

o Includes the Fund's share of expenses allocated from PIC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 4.06% and 9.97%, respectively.

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL
   PINNACLE FUNDS
                                                        Small Company
         Growth Fund            Mid Cap Fund             Growth Fund
-------------------------------------------------------------------------
     Year         2/3/97*         12/31/97*           Year       2/3/97*
     ended        through          through            ended      through
   10/31/98      10/31/97         10/31/98          10/31/98    10/31/97
-------------------------------------------------------------------------
    $11.44        $10.00          $ 10.00          $ 10.42       $ 10.00
    ------        ------          -------          -------       -------
     (0.07)        (0.03)           (0.03)           (0.12)        (0.03)

      2.30          1.47             0.56            (1.80)         0.45
    ------        ------          -------          -------       -------
      2.23          1.44             0.53            (1.92)         0.42
    ------        ------          -------          -------       -------

      0.00          0.00             0.00             0.00          0.00
      0.00          0.00             0.00             0.00          0.00

      0.00          0.00             0.00             0.00          0.00

    $13.67        $11.44          $ 10.53          $  8.50       $ 10.42
    ======        ======          =======          =======       =======
     19.49%        14.40%++          5.30%++        (18.43%)        4.20%++
    ======        ======          =======          =======       =======



    $ 3.7         $ 2.2           $  5.7           $  2.7        $  3.1
    ------        ------          -------          -------       -------

     1.35%o        1.35%o++         1.04%^++         1.55%#        1.55%#++
    (0.68%)       (0.62%)++        (0.43%)++        (1.23%)       (1.14%)++
    ------        ------          -------          -------       -------

^Includes the Fund's share of expenses allocated from PIC Mid Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Mid Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 3.08%.

#Includes the Fund's share of expenses allocated from PIC Small Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 4.32% and 11.55%, respectively.

++Annualized.

++Not annualized.

PROVIDENT INVESTMENT COUNSEL                       NOTES TO FINANCIAL STATEMENTS
   PINNACLE FUNDS
--------------------------------------------------------------------------------

1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers seven separate series: Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Growth Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, and Provident Investment Counsel Pinnacle Mid Cap Fund (each a "Fund" and collectively the "Funds")(formerly PIC Pinnacle Balanced Fund, PIC Growth Fund, PIC Pinnacle Growth Fund, PIC Small Company Growth Fund, PIC Pinnacle Small Company Growth Fund and PIC Small Cap Growth Fund, respectively). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Company Growth Fund, and Provident Investment Counsel Small Cap Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the

PROVIDENT INVESTMENT COUNSEL                      NOTES TO FINANCIAL STATEMENTS,
   PINNACLE FUNDS                                 CONTINUED
--------------------------------------------------------------------------------

     Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust, has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Pinnacle Balanced Fund                              1.05%

      Pinnacle Growth Fund                                1.35%

      Pinnacle Mid Cap Fund                               1.39%

      Pinnacle Small Company Growth Fund                  1.55%

      The percentages are based on the Funds' average daily net assets. Prior to September 30, 1998, the expense limit for Pinnacle Mid Cap Fund was 0.99%. Fees waived and expenses reimbursed by PIC for the year ended October 31, 1998, were as follows:

PROVIDENT INVESTMENT COUNSEL                      NOTES TO FINANCIAL STATEMENTS,
   PINNACLE FUNDS                                 CONTINUED
--------------------------------------------------------------------------------

                                                 Waived         Reimbursed
                                                  Fees           Expenses
                                                  ----           --------
      Pinnacle Balanced Fund                     $78,802           $62,453

      Pinnacle Growth Fund                         6,338            79,331

      Pinnacle Mid Cap Fund                        8,219            76,165

      Pinnacle Small Company Growth Fund           6,173            79,271

      ICA receives an annual fee for its services of $15,000 from each of the Funds.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The distributor received no commissions from sales or redemptions of fund shares during the period ended October 31, 1998.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
--------------------------------------------------------------------------------
         The Trust, on behalf of the Pinnacle Balanced, Pinnacle Growth, Pinnacle Mid Cap and Pinnacle Small Company Growth Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Pinnacle Balanced and Mid Cap Funds, reimbursable amounts in excess of the maximum may be reimbursed in

PROVIDENT INVESTMENT COUNSEL                      NOTES TO FINANCIAL STATEMENTS,
   PINNACLE FUNDS                                 CONTINUED
--------------------------------------------------------------------------------
subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of 10/31/98.

         Pursuant to a Shareholder Services Plan, effective June 30, 1998 (except with respect to the Pinnacle Mid Cap Fund for which the effective date was September 30, 1998), each Fund pays the Advisor a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets as compensation for the provision of shareholder services.

5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1998, were as follows:

                                             Additions           Reductions
                                             ---------           ----------
      Pinnacle Balanced Fund                 $4,234,921          $3,865,363

      Pinnacle Growth Fund                    1,325,178             246,777

      Pinnacle Mid Cap Fund                   9,425,366           3,509,589

      Pinnacle Small Company Growth Fund      2,252,111           2,009,167

      At October 31, 1998 the Funds had tax basis capital losses as shown below which may be carried over to offset future capital gains.

                                                                 Expirations
                                                                 -----------
      Pinnacle Balanced Fund                         --               --

      Pinnacle Growth Fund                      $64,000     Oct. 31, 2005-2006

      Pinnacle Mid Cap Fund                     263,000          Oct. 31, 2006

      Pinnacle Small Company Growth Fund        743,000     Oct. 31, 2005-2006

      As of October 31, 1998 the Funds owned the following percentages of the Portfolios listed below:

      Pinnacle Balanced Fund                    99.9% of PIC Balanced Portfolio

      Pinnacle Growth Fund                      2.7% of PIC Growth Portfolio

      Pinnacle Mid Cap Fund                     99.9% of PIC Mid Cap Portfolio

      Pinnacle Small Company Growth Fund        1.5% of PIC Small Cap Portfolio

PROVIDENT INVESTMENT COUNSEL                        INDEPENDENT AUDITOR'S REPORT
   PINNACLE FUNDS
--------------------------------------------------------------------------------

To the Board of Trustees of
     PIC Investment Trust and the Shareholders of
         Provident Investment Counsel Pinnacle Balanced Fund
         Provident Investment Counsel Pinnacle Growth Fund
         Provident Investment Counsel Pinnacle Mid Cap Fund
         Provident Investment Counsel Pinnacle Small Company Growth Fund

We have audited the accompanying statements of assets and liabilities as of October 31, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated of Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund and Provident Investment Counsel Pinnacle Small Company Growth Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund and Provident Investment Counsel Pinnacle Small Company Growth Fund as of October 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                    McGladrey & Pullen, LLP

New York, New York
December 3, 1998

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 68.4%                    Shares      Value       Net Assets
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
ELAN CORPORATION, PLC ADR*                    12,500    $875,781        2.1%
--------------------------------------------------------------------------------
BROADCASTING - 1.1%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*           10,200     464,738        1.1%
--------------------------------------------------------------------------------
BUILDING MATERIALS CHAINS - 2.4%
--------------------------------------------------------------------------------
LOWE'S COMPANIES, INC.                        19,300     650,169        1.6%
THE HOME DEPOT, INC.                           8,000     348,000        0.8%
--------------------------------------------------------------------------------
         TOTAL BUILDING MATERIALS CHAINS                 998,169        2.4%
--------------------------------------------------------------------------------
CELLULAR TELEPHONE - 0.7%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*                 5,300     296,800        0.7%
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.7%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                            6,200     297,988        0.7%
MICROSOFT CORPORATION*                        16,636   1,761,337        4.2%
SAP AG-SPONSORED ADR                           7,800     329,062        0.8%
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                       2,388,387        5.7%
--------------------------------------------------------------------------------
DEPARTMENT STORES - 2.1%
--------------------------------------------------------------------------------
KOHL'S CORPORATION*                           18,000     860,625        2.1%
--------------------------------------------------------------------------------
DISCOUNT STORES - 2.9%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.*                       10,900     618,575        1.4%
DOLLAR GENERAL CORPORATION                    26,140     624,093        1.5%
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                         1,242,668        2.9%
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 2.5%
--------------------------------------------------------------------------------
PAYCHEX, INC.                                 16,612     826,447        2.0%
ROBERT HALF INTERNATIONAL INC.                 5,300     212,663        0.5%
--------------------------------------------------------------------------------
         TOTAL DIVERSIFIED COMMERCIAL SERVICES          1,039,110        2.5%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, continued                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURER - 3.6%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                       24,800  $1,536,050        3.6%
--------------------------------------------------------------------------------
DRUG STORE CHAINS - 1.6%
--------------------------------------------------------------------------------
CVS CORPORATION                               14,600     667,038        1.6%
--------------------------------------------------------------------------------
EDP SERVICES - 1.3%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                      4,000     311,250        0.7%
COMPUTER SCIENCES CORPORATION*                 5,000     263,750        0.6%
--------------------------------------------------------------------------------
         TOTAL EDP SERVICES                              575,000        1.3%
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING - 0.9%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                     5,700     374,062        0.9%
--------------------------------------------------------------------------------
FINANCE COMPANIES - 6.1%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION           4,200     296,100        0.7%
FANNIE MAE                                    16,560   1,172,655        2.8%
FREDDIE MAC                                    6,000     345,000        0.8%
MBNA CORPORATION                              33,698     768,736        1.8%
--------------------------------------------------------------------------------
         TOTAL FINANCE COMPANIES                       2,582,491        6.1%
--------------------------------------------------------------------------------
FINANCIAL PUBLISHING/SERVICES - 1.1%
--------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS INC.*                    14,200     479,250        1.1%
--------------------------------------------------------------------------------
FOOD CHAINS - 3.7%
--------------------------------------------------------------------------------
KROGER CO.                                    11,800     654,900        1.5%
SAFEWAY INC.*                                 19,000     908,438        2.2%
----------------------------------------------------------------------------
         TOTAL FOOD CHAINS                             1,563,338        3.7%
----------------------------------------------------------------------------
HOSPITAL/NURSING MANAGEMENT - 0.8%
----------------------------------------------------------------------------
HEALTH MANAGEMENT ASSOCIATES, INC.,
CLASS A*                                      19,250     342,891        0.8%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, continued                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
MAJOR PHARMACEUTICALS - 15.0%
--------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORPORATION             9,200    $448,500        1.1%
PFIZER, INC.                                  18,000   1,931,625        4.6%
SCHERING-PLOUGH CORPORATION                   16,000   1,646,000        3.9%
WARNER-LAMBERT COMPANY                        28,900   2,265,038        5.4%
--------------------------------------------------------------------------------
         TOTAL MAJOR PHARMACEUTICALS                   6,291,163       15.0%
--------------------------------------------------------------------------------
MAJOR U.S. TELECOMMUNICATIONS - 3.9%
--------------------------------------------------------------------------------
MCI WORLDCOM, INC.*                           29,916   1,652,859        3.9%
--------------------------------------------------------------------------------
MEDICAL ELECTRONICS - 2.7%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                               17,500   1,137,500        2.7%
--------------------------------------------------------------------------------
MEDICAL/DENTAL DISTRIBUTORS - 1.0%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                          4,200     397,162        1.0%
--------------------------------------------------------------------------------
MISCELLANEOUS - 1.2%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                          4,000     508,250        1.2%
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE - 1.9%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.             9,214     785,494        1.9%
--------------------------------------------------------------------------------
OTHER SPECIALTY STORES - 2.1%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                       16,300     449,269        1.1%
OFFICE DEPOT, INC.*                           10,800     270,000        0.6%
STAPLES, INC.*                                 5,500     179,438        0.4%
--------------------------------------------------------------------------------
         TOTAL OTHER SPECIALTY STORES                    898,707        2.1%
--------------------------------------------------------------------------------
PACKAGE GOODS/COSMETICS - 0.9%
--------------------------------------------------------------------------------
COLGATE-PALMOLIVE COMPANY                      4,200     371,175        0.9%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, continued                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.1%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                        5,600  $  449,050        1.1%
--------------------------------------------------------------------------------
         Total Equity Securities (Cost $21,108,795)    28,777,758       68.4%
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES - 30.8%
--------------------------------------------------------------------------------
CORPORATE BONDS - 17.2%                  Principal Amount
--------------------------------------------------------------------------------
ASSOCIATES CORPORATION OF NORTH AMERICA,
--------------------------------------------------------------------------------
   6.375%, 8/15/00                            425,000        432,438        1.0%
BANCO LATINOAMERICANO DE EXPORTACIONES SA,
   FLOATING RATE NOTES, 5.815%, 5/13/99       200,000        199,000        0.5%
CHRYSLER FINANCIAL CO. LLC,
   10/19/00, 5.25%                            300,000        300,375        0.7%
   EMPIRE FUNDING HOME LOAN OWNER TRUST,
   5.6537%, 5/25/08                           230,809        229,944        0.5%
FANNIE MAE NOTES,6%, 5/15/08                1,910,000      2,025,170        4.8%
   FIRST PLUS HOME LOAN TRUST,
   ADJ RATE, 3/10/08                          306,331        305,964        0.7%
   FIRST PLUS HOME LOAN TRUST, ADJ RATE,
   2/10/09                                    702,438        699,146        1.7%
   FORD MOTOR CREDIT COMPANY,
   7.25%, 5/15/99                             275,000        278,136        0.7%
   HANSON PLC, 7.375%, 1/15/03                375,000        402,656        0.9%
   HERTZ CORPORATION, 6%, 1/15/03             100,000         99,125        0.2%
   HOUSEHOLD BANK, F.S.B., 6.50%, 7/15/03     300,000        317,625        0.7%
   HOUSEHOLD FINANCE CORPORATION,
   5.875%, 9/25/04                            100,000        100,750        0.2%
   IMC HOME LOAN EQUITY LOAN TRUST,
   5.6047%, 6/20/99                            11,003         11,003        0.3%
   MORGAN STANLEY, DEAN WITTER,
   DISCOVER & CO., 6.09%, 3/9/01              450,000        457,875        1.1%
   NORTHWEST AIRLINES CORPORATION,
   7.67%, 1/2/15                              390,415        424,299        1.0%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
FIXED INCOME                                                       Percentage of
SECURITIES, continued                         Amount       Value      Net Assets
--------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
--------------------------------------------------------------------------------
NORWEST FINANCIAL, INC. SENIOR NOTES,
   5.375%, 9/30/03                            250,000       $252,188        0.5%
   NORWEST FINANCIAL, INC., 6.75%, 6/1/05     300,000        320,250        0.8%
   THE PROGRESSIVE CORPORATION,
   10.125%, 12/15/00                          350,000        383,250        0.9%
--------------------------------------------------------------------------------
         TOTAL CORPORATE BONDS (COST $7,145,198)           7,239,194       17.2%
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 13.6%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS,
   7.25%, 5/15/16                             350,000        425,943        1.0%
U.S. TREASURY BONDS,
   7.25%, 8/15/22                             500,000        623,005        1.5%
U.S. TREASURY BONDS,
   5.25%, 11/15/28                            800,000        825,208        1.9%
U.S. TREASURY NOTES,
   5.5%, 3/31/00                               20,000         20,316        0.1%
U.S. TREASURY NOTES,
   6.625%, 7/31/01                          1,625,000      1,721,260        4.1%
U.S. TREASURY NOTES,
   5.25%, 8/15/03                             425,000        443,574        1.0%
U.S. TREASURY NOTES,
   5.75%, 8/15/03                             145,000        153,739        0.4%
U.S. TREASURY NOTES,
   5.875%, 2/15/04                             35,000         37,459        0.1%
U.S. TREASURY NOTES,
   7.875%, 11/15/04                         1,250,000      1,468,614        3.5%
--------------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
         (COST $5,508,588)                                 5,719,118       13.6%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
BALANCED                                                 AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
MONEY MARKET FUNDS - 2.8%                    Amount       Value      Net Assets
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.-TEMP FUND     618,495        $618,495        1.4%
TEMPORARY INVESTMENT FUND INC.-TEMP CASH     618,495         618,495        1.4%
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $1,236,990)        1,236,990        2.8%
         TOTAL INVESTMENTS (COST $34,999,571)             42,973,060      102.0%
--------------------------------------------------------------------------------
OTHER ASSETS - 1.6%
--------------------------------------------------------------------------------
RECEIVABLES:
   INVESTMENT SECURITIES SOLD                                455,388
   DIVIDENDS AND INTEREST                                    237,247
OTHER ASSETS                                                   1,207
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                  693,842        1.6%
--------------------------------------------------------------------------------
TOTAL ASSETS         43,666,902                                 103.6%
--------------------------------------------------------------------------------
LIABILITIES - (3.6%)
--------------------------------------------------------------------------------
PAYABLES:
   INVESTMENT SECURITIES PURCHASED                         1,449,716
   SHARES OF BENEFICIAL INTEREST REDEEMED                     21,374
   TO ADVISOR (NOTE 3)                                        13,139
   DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                    5,413
ACCRUED EXPENSES                                              34,119
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 1,523,761      (3.6%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                $42,143,141      100.0%
--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
GROWTH                                                   AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 92.6%                    Shares      Value       Net Assets
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.1%
--------------------------------------------------------------------------------
ELAN CORPORATION, PLC ADR*                     59,157     $4,144,687        3.1%
--------------------------------------------------------------------------------
BROADCASTING - 1.5%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*            43,900      2,000,194        1.5%
--------------------------------------------------------------------------------
BUILDING MATERIALS CHAINS - 3.3%
--------------------------------------------------------------------------------
LOWE'S COMPANIES, INC.                         86,600      2,917,337        2.1%
THE HOME DEPOT, INC.                           39,300      1,709,550        1.2%
--------------------------------------------------------------------------------
         TOTAL BUILDING MATERIALS CHAINS                   4,626,887        3.3%
--------------------------------------------------------------------------------
CELLULAR TELEPHONE - 1.0%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*                 22,900      1,282,400        1.0%
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.7%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                            25,900      1,244,819        0.9%
MICROSOFT CORPORATION*                         74,312      7,867,783        5.8%
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                           9,112,602        6.7%
--------------------------------------------------------------------------------
DEPARTMENT STORES - 2.7%
--------------------------------------------------------------------------------
KOHL'S CORPORATION*                            75,558      3,612,617        2.7%
--------------------------------------------------------------------------------
DISCOUNT STORES - 4.2%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.*                        46,000      2,610,500        1.9%
DOLLAR GENERAL CORPORATION                    131,822      3,147,250        2.3%
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                             5,757,750        4.2%
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 2.5%
--------------------------------------------------------------------------------
PAYCHEX, INC.                                  69,826      3,473,844        2.5%
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURE - 4.9%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                       106,580      6,601,299        4.9%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
GROWTH                                                   AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
DRUG STORE CHAINS - 2.4%
--------------------------------------------------------------------------------
CVS CORPORATION                                71,000   $  3,243,813        2.4%
--------------------------------------------------------------------------------
EDP SERVICES - 1.7%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                      17,000      1,322,813        0.9%
COMPUTER SCIENCES CORPORATION*                 20,900      1,102,475        0.8%
--------------------------------------------------------------------------------
         TOTAL EDP SERVICES                                2,425,288        1.7%
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING - 1.2%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                     23,700      1,555,312        1.2%
--------------------------------------------------------------------------------
FINANCE COMPANIES - 7.6%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION           20,530      1,447,365        1.1%
FANNIE MAE                                     69,719      4,936,977        3.6%
FREDDIE MAC                                    12,500        718,750        0.5%
MBNA CORPORATION                              142,216      3,244,302        2.4%
--------------------------------------------------------------------------------
         TOTAL FINANCE COMPANIES                          10,347,394        7.6%
--------------------------------------------------------------------------------
FINANCIAL PUBLISHING/SERVICES - 1.7%
--------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS INC.*                     68,800      2,322,000        1.7%
--------------------------------------------------------------------------------
FOOD CHAINS - 5.9%
--------------------------------------------------------------------------------
KROGER CO.                                     51,700      2,869,350        2.1%
SAFEWAY INC.*                                 108,950      5,209,172        3.8%
--------------------------------------------------------------------------------
         TOTAL FOOD CHAINS                                 8,078,522        5.9%
--------------------------------------------------------------------------------
HOSPITAL/NURSING MANAGEMENT - 1.2%
--------------------------------------------------------------------------------
HEALTH MANAGEMENT ASSOCIATES, INC.,
   CLASS A*                                    89,550      1,595,109        1.2%
See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
GROWTH                                                   AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
MAJOR PHARMACEUTICALS - 21.2%
--------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORPORATION             40,400    $ 1,969,500        1.4%
PFIZER, INC.                                   76,684      8,229,152        6.1%
SCHERING-PLOUGH CORPORATION                    75,900      7,808,212        5.7%
WARNER-LAMBERT COMPANY                        138,800     10,878,450        8.0%
--------------------------------------------------------------------------------
         TOTAL MAJOR PHARMACEUTICALS                      28,885,314       21.2%
--------------------------------------------------------------------------------
MAJOR U.S. TELECOMMUNICATIONS - 5.8%
--------------------------------------------------------------------------------
MCI WORLDCOM, INC.*                           142,650      7,881,412        5.8%
--------------------------------------------------------------------------------
MEDICAL ELECTRONICS - 3.6%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                                74,904      4,868,760        3.6%
--------------------------------------------------------------------------------
MEDICAL/DENTAL DISTRIBUTORS - 1.2%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                          17,700      1,673,756        1.2%
--------------------------------------------------------------------------------
MISCELLANEOUS - 1.8%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                          19,800      2,515,838        1.8%
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE - 2.8%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.             44,952      3,832,158        2.8%
--------------------------------------------------------------------------------
OTHER SPECIALTY STORES - 1.9%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                        77,600      2,138,850        1.5%
STAPLES, INC.*                                 16,800        548,100        0.4%
--------------------------------------------------------------------------------
         TOTAL OTHER SPECIALTY STORES                      2,686,950        1.9%
--------------------------------------------------------------------------------
PACKAGE GOODS/COSMETICS - 1.2%
--------------------------------------------------------------------------------
COLGATE-PALMOLIVE COMPANY                      18,300      1,617,262        1.2%
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.5%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                       25,100      2,012,706        1.5%
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $90,210,913)      126,153,874       92.6%
--------------------------------------------------------------------------------
See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
GROWTH                                                   AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
SHORT-TERM INVESTMENTS - 7.4%                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
FORD MOTOR CREDIT COMPANY,
   5.09151%, 11/20/98                     $10,000,000  $  10,000,000        7.4%
--------------------------------------------------------------------------------
         TOTAL SHORT-TERM INVESTMENTS (COST $10,000,000)  10,000,000        7.4%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.2%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.-TEMP FUND    1,458,514      1,458,514        1.1%
TEMPORARY INVESTMENT FUND INC.-TEMP CASH    1,458,514      1,458,514        1.1%
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $2,917,028)        2,917,028        2.2%
         TOTAL INVESTMENTS (COST $103,127,941)           139,070,902      102.2%
--------------------------------------------------------------------------------
OTHER ASSETS - 0.1%
--------------------------------------------------------------------------------
RECEIVABLES:
   DIVIDENDS AND INTEREST                                     74,350
   SHARES OF BENEFICIAL INTEREST SOLD                         26,419
OTHER ASSETS                                                  23,317
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                  124,086
--------------------------------------------------------------------------------

TOTAL ASSETS                                             139,194,988      102.3%
--------------------------------------------------------------------------------
LIABILITIES - (2.3%)
--------------------------------------------------------------------------------
PAYABLES:
   INVESTMENT SECURITIES PURCHASED                         2,895,730
   SHARES OF BENEFICIAL INTEREST REDEEMED                     52,594
   TO ADVISOR (NOTE 3)                                        88,709
   DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                   22,897
ACCRUED EXPENSES                                              52,735
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 3,112,665        2.3%
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                               $136,082,323      100.0%
--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
MID CAP                                                  AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 92.7%                    Shares      Value       Net Assets
--------------------------------------------------------------------------------
ADVERTISING - 3.3%
--------------------------------------------------------------------------------
OUTDOOR SYSTEMS, INC.*                          6,225       $137,339        2.4%
YOUNG & RUBICAM INC.*                           2,000         52,250        0.9%
--------------------------------------------------------------------------------
         TOTAL ADVERTISING                                   189,589        3.3%
--------------------------------------------------------------------------------
APPAREL - 1.9%
--------------------------------------------------------------------------------
JONES APPAREL GROUP, INC.*                      6,500        112,125        1.9%
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS/APPLIANCES - 1.4%
--------------------------------------------------------------------------------
MAYTAG CORPORATION                              1,600         79,100        1.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.6%
--------------------------------------------------------------------------------
ELAN CORPORATION, PLC ADR*                      2,150        150,634        2.6%
--------------------------------------------------------------------------------
BOOKS/MAGAZINES      - 0.7%
--------------------------------------------------------------------------------
THE PETERSEN COMPANIES, INC.*                   1,525         40,508        0.7%
--------------------------------------------------------------------------------
BROADCASTING - 3.7%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*             2,800        127,575        2.2%
UNIVISION COMMUNICATIONS INC.*                  2,925         86,288        1.5%
--------------------------------------------------------------------------------
         TOTAL BROADCASTING                                  213,863        3.7%
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.5%
--------------------------------------------------------------------------------
INTUIT INC.*                                    1,725         87,113        1.5%
--------------------------------------------------------------------------------
DEPARTMENT STORES - 0.8%
--------------------------------------------------------------------------------
SAKS INCORPORATED*                              1,875         42,656        0.8%
--------------------------------------------------------------------------------
DISCOUNT STORES - 5.1%
--------------------------------------------------------------------------------
DOLLAR GENERAL CORPORATION                      2,506         59,831        1.0%
DOLLAR TREE STORES, INC.*                       2,500         96,406        1.7%
FAMILY DOLLAR STORES, INC.                      7,575        137,297        2.4%
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                               293,534        5.1%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
MID CAP                                                  AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 6.0%
--------------------------------------------------------------------------------
AMDOCS LIMITED*                                 4,725      $  61,425        1.1%
CONCORD  EFS,  INC.*                            3,000         85,500        1.5%
PAYCHEX, INC.                                   2,100        104,475        1.8%
ROBERT HALF INTERNATIONAL INC.                  2,325         93,291        1.6%
--------------------------------------------------------------------------------
         TOTAL DIVERSIFIED COMMERCIAL SERVICES               344,691        6.0%
--------------------------------------------------------------------------------
DIVERSIFIED ELECTRONIC PRODUCTS - 2.3%
--------------------------------------------------------------------------------
SCI SYSTEMS, INC.*                              3,325        131,338        2.3%
--------------------------------------------------------------------------------
DRUG STORE CHAINS - 2.8%
--------------------------------------------------------------------------------
DUANE READE INC.*                               1,375         53,109        0.9%
RITE AID CORPORATION                            2,750        109,141        1.9%
--------------------------------------------------------------------------------
         TOTAL DRUG STORE CHAINS                             162,250        2.8%
--------------------------------------------------------------------------------
EDP SERVICES - 7.6%
--------------------------------------------------------------------------------
ACXIOM CORPORATION*                             3,425         86,053        1.5%
CERIDIAN CORP.*                                 1,800        103,275        1.8%
DST SYSTEMS, INC.*                              2,525        126,250        2.2%
FISERV, INC.*                                   2,675        124,388        2.1%
--------------------------------------------------------------------------------
         TOTAL EDP SERVICES                                  439,966        7.6%
--------------------------------------------------------------------------------
ELECTRONIC DISTRIBUTORS - 1.1%
--------------------------------------------------------------------------------
TECH DATA CORPORATION*                          1,650         64,969        1.1%
--------------------------------------------------------------------------------
FINANCE COMPANIES - 5.8%
--------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL                             825         83,472        1.5%
HELLER FINANCIAL, INC.                          1,675         40,200        0.7%
MBNA CORPORATION                                6,050        138,016        2.4%
METRIS COMPANIES INC.                           2,150         70,681        1.2%
--------------------------------------------------------------------------------
         TOTAL FINANCE COMPANIES                             332,369        5.8%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
MID CAP                                                  AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
FINANCIAL PUBLISHING/SERVICES - 2.3%
--------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS INC.*                      3,900       $131,625        2.3%
--------------------------------------------------------------------------------
GENERIC DRUGS - 2.3%
--------------------------------------------------------------------------------
WATSON PHARMACEUTICALS, INC.*                   2,400        133,500        2.3%
--------------------------------------------------------------------------------
HOSPITAL/NURSING MANAGEMENT - 1.7%
--------------------------------------------------------------------------------
HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A*    5,450         97,078        1.7%
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.6%
--------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES, INC.*                  2,375         51,359        0.8%
REPUBLIC SERVICES, INC.*                        4,650        101,719        1.8%
--------------------------------------------------------------------------------
         TOTAL INDUSTRIAL SERVICES                           153,078        2.6%
--------------------------------------------------------------------------------
LIFE INSURANCE - 1.4%
--------------------------------------------------------------------------------
REINSURANCE GROUP OF AMERICA, INCORPORATED      1,475         81,309        1.4%
--------------------------------------------------------------------------------
MAJOR BANKS - 0.3%
--------------------------------------------------------------------------------
FIRSTAR CORPORATION                               300         17,025        0.3%
--------------------------------------------------------------------------------
MEDICAL DRUGS - 0.7%
--------------------------------------------------------------------------------
FOREST LABS, INC.*                              1,000         41,672        0.7%
--------------------------------------------------------------------------------
MEDICAL SPECIALTIES - 4.5%
--------------------------------------------------------------------------------
ALZA CORPORATION*                               1,950         93,356        1.6%
SOFAMOR DANEK GROUP, INC.*                      1,625        165,141        2.9%
--------------------------------------------------------------------------------
         TOTAL MEDICAL SPECIALTIES                           258,497        4.5%
--------------------------------------------------------------------------------
MEDICAL/DENTAL DISTRIBUTORS - 7.1%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                           1,200        113,475        1.9%
HENRY SCHEIN, INC.*                             1,650         63,834        1.1%
MCKESSON CORPORATION                            1,950        150,150        2.6%
PSS WORLD MEDICAL, INC.*                        3,825         84,628        1.5%
--------------------------------------------------------------------------------
         TOTAL MEDICAL/DENTAL DISTRIBUTORS                   412,087        7.1%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
MID CAP                                                  AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
MID-SIZED BANKS - 2.7%
--------------------------------------------------------------------------------
STAR BANC CORPORATION                           2,050       $155,031        2.7%
--------------------------------------------------------------------------------
MISCELLANEOUS - 1.0%
--------------------------------------------------------------------------------
LYCOS, INC.:*                                   1,375         55,859        1.0%
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES - 1.4%
--------------------------------------------------------------------------------
LEXMARK INTERNATIONAL GROUP, INC.*              1,175         82,177        1.4%
--------------------------------------------------------------------------------
OTHER PHARMACEUTICALS - 0.6%
--------------------------------------------------------------------------------
ALLERGAN, INC.                                    500         31,219        0.6%
--------------------------------------------------------------------------------
OTHER SPECIALTY STORES - 5.7%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                         4,400        121,275        2.1%
LINENS `N THINGS, INC.*                         2,425         75,023        1.3%
OFFICE DEPOT, INC.*                             5,325        133,125        2.3%
--------------------------------------------------------------------------------
         TOTAL OTHER SPECIALTY STORES                        329,423        5.7%
--------------------------------------------------------------------------------
PRECISION INSTRUMENTS - 2.2%
--------------------------------------------------------------------------------
WATERS CORPORATION*                             1,700        124,950        2.2%
--------------------------------------------------------------------------------
RESTAURANTS - 3.7%
--------------------------------------------------------------------------------
RUBY TUESDAY, INC.                              6,575        110,953        1.9%
STARBUCKS CORPORATION*                            950         41,206        0.7%
THE CHEESECAKE FACTORY INCORPORATED*            3,175         60,722        1.1%
--------------------------------------------------------------------------------
         TOTAL RESTAURANTS                                   212,881        3.7%
--------------------------------------------------------------------------------
SERVICES TO THE HEALTH INDUSTRY - 4.4%
--------------------------------------------------------------------------------
COVANCE INC.*                                   1,000         27,875        0.4%
HBO & COMPANY                                   1,675         43,969        0.8%
OMNICARE, INC.                                  2,475         85,542        1.5%
QUINTILES TRANSNATIONAL CORP.*                  2,175         98,419        1.7%
--------------------------------------------------------------------------------
         TOTAL SERVICES TO THE HEALTH INDUSTRY               255,805        4.4%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
MID CAP                                                  AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
SMALLER BANKS - 1.5%
--------------------------------------------------------------------------------
ZIONS BANCORPORATION                            1,650      $  87,553        1.5%
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $5,288,197)         5,345,474       92.7%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 7.2%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.-TEMP FUND      205,686        205,686        3.6%
TEMPORARY INVESTMENT FUND INC.-TEMP CASH      205,686        205,686        3.6%
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $411,372)            411,372        7.2%
         TOTAL INVESTMENTS (COST $5,699,569)               5,756,846       99.9%
--------------------------------------------------------------------------------
OTHER ASSETS - 4.6%
--------------------------------------------------------------------------------
RECEIVABLES:
   INVESTMENT SECURITIES SOLD                                150,441
   SHARES OF BENEFICIAL INTEREST SOLD                        102,400
   DIVIDENDS AND INTEREST                                      2,907
   FROM ADVISOR                                                7,877
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                  263,625        4.6%
--------------------------------------------------------------------------------
TOTAL ASSETS         6,020,471                                  104.5%
--------------------------------------------------------------------------------
LIABILITIES - (4.5%)
--------------------------------------------------------------------------------
PAYABLES:
   INVESTMENT SECURITIES PURCHASED                           227,955
   DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                    1,487
ACCRUED EXPENSES                                              27,751
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                   257,193      (4.5%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                 $5,763,278      100.0%
--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 94.8%                    Shares      Value       Net Assets
--------------------------------------------------------------------------------
ADVERTISING - 2.2%
--------------------------------------------------------------------------------
LAMAR ADVERTISING COMPANY, CLASS A*            31,600       $986,513        0.6%
TMP WORLDWIDE INC.*                            94,020      2,820,600        1.6%
--------------------------------------------------------------------------------
         TOTAL ADVERTISING                                 3,807,113        2.2%
--------------------------------------------------------------------------------
AEROSPACE - 0.5%
--------------------------------------------------------------------------------
ORBITAL SCIENCES CORPORATION*                  16,500        544,500        0.3%
TRISTAR AEROSPACE CO.*                         25,000        256,250        0.2%
--------------------------------------------------------------------------------
         TOTAL AEROSPACE                                     800,750        0.5%
--------------------------------------------------------------------------------
AIRLINES - 0.3%
--------------------------------------------------------------------------------
RYANAIR HOLDINGS PLC ADR*                      19,670        577,806        0.3%
--------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
--------------------------------------------------------------------------------
BERINGER WINE ESTATES HOLDINGS, INC.*          21,300        966,487        0.6%
--------------------------------------------------------------------------------
APPAREL - 0.7%
--------------------------------------------------------------------------------
NOVEL DENIM HOLDINGS LIMITED*                  76,940      1,173,335        0.7%
--------------------------------------------------------------------------------
AUTO PARTS: O.E.M. - 0.9%
--------------------------------------------------------------------------------
GENTEX CORPORATION*                           101,000      1,483,438        0.9%
--------------------------------------------------------------------------------
AUTOMOTIVE AFTERMARKET - 0.4%
--------------------------------------------------------------------------------
KEYSTONE AUTOMOTIVE INDUSTRIES, INC.*          36,770        687,139        0.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
--------------------------------------------------------------------------------
IDEXX LABORATORIES, INC.*                      22,300        508,719        0.3%
INCYTE PHARMACEUTICALS, INC.*                  14,600        445,300        0.3%
MEDIMMUNE, INC.*                               24,500      1,647,625        0.9%
--------------------------------------------------------------------------------
         TOTAL BIOTECHNOLOGY                               2,601,644        1.5%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
BROADCASTING - 1.0%
--------------------------------------------------------------------------------
CITADEL COMMUNICATIONS CORPORATION*            25,200     $  516,600        0.3%
HEFTEL BROADCAST*                              30,300      1,246,088        0.7%
--------------------------------------------------------------------------------
         TOTAL BROADCASTING                                1,762,688        1.0%
--------------------------------------------------------------------------------
CLOTHING/SHOE/ACCESSORY STORES - 1.1%
--------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO.*                        7,440        295,275        0.2%
JUST FOR FEET, INC.*                           15,800        267,613        0.2%
PACIFIC SUNWEAR OF CALIFORNIA, INC.*           59,225      1,280,741        0.7%
--------------------------------------------------------------------------------
         TOTAL CLOTHING/SHOE/ACCESSORY STORES              1,843,629        1.1%
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.1%
--------------------------------------------------------------------------------
AVANT! CORPORATION*                            10,000        170,625        0.1%
AXENT TECHNOLOGIES,  INC.*                     80,430      2,020,804        1.2%
BUSINESS OBJECTS S.A. ADR*                    110,500      1,857,781        1.1%
CHECK POINT SOFTWARE TECHNOLOGIES LTD. *       74,700      1,699,425        1.0%
DOCUMENTUM, INC.*                              14,700        499,800        0.3%
HNC SOFTWARE INC.*                             37,560      1,262,955        0.7%
LEGATO SYSTEMS, INC.*                          16,100        629,913        0.4%
MERCURY INTERACTIVE CORPORATION*               41,000      1,701,500        1.0%
NATIONAL INSTRUMENTS CORPORATION*              23,000        629,625        0.4%
NEW ERA OF NETWORKS, INC.*                      5,000        233,473        0.1%
PEREGRINE SYSTEMS, INC.*                       47,500      1,656,563        0.9%
RWD TECHNOLOGIES, INC.*                        27,460        518,308        0.3%
SAVILLE SYSTEMS PLC ADR*                       37,600        634,500        0.4%
SIEBEL SYSTEMS, INC.*                          33,440        683,430        0.4%
SOFTWARE AG SYSTEMS, INC.*                     64,970        974,550        0.6%
TRANSACTION SYSTEMS ARCHITECTS, INC., CLASS A* 41,310      1,491,032        0.8%
TSI INTERNATIONAL SOFTWARE LTD.*               12,300        385,913        0.2%
VERITAS SOFTWARE CORPORATION*                  19,050        954,881        0.5%
WIND RIVER SYSTEMS, INC.*                      27,870      1,221,054        0.7%
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                          19,226,132       11.1%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
DISCOUNT STORES - 5.8%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                     195,580   $  7,542,054        4.3%
FRED'S, INC.                                   15,900        207,694        0.1%
99 CENTS ONLY STORES*                          52,000      2,405,000        1.4%
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                            10,154,748        5.8%
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 11.1%
--------------------------------------------------------------------------------
ABACUS DIRECT CORPORATION*                      8,400        409,500        0.2%
IRON MOUNTAIN INCORPORATED*                    25,350        774,759        0.5%
LASON, INC.*                                   40,680      2,227,230        1.3%
MODIS PROFESSIONAL SERVICES, INC.*             23,538        414,857        0.2%
NCO GROUP, INC.*                               56,235      1,771,403        1.0%
NOVA CORPORATION*                             138,736      4,006,002        2.3%
ON ASSIGNMENT, INC.*                           40,500      1,377,000        0.8%
PERSONNEL GROUP OF AMERICA, INC.*              78,280      1,213,340        0.7%
ROMAC INTERNATIONAL, INC.*                     65,190      1,140,825        0.7%
STAFFMARK, INC.*                               34,310        602,569        0.3%
SYLVAN LEARNING SYSTEMS, INC.*                 69,450      2,144,269        1.2%
THE PROFIT RECOVERY GROUP
   INTERNATIONAL, INC.*                        74,100      2,273,944        1.3%
WACKENHUT CORRECTIONS CORPORATION*             39,400        967,762        0.6%
--------------------------------------------------------------------------------
         TOTAL DIVERSIFIED COMMERCIAL SERVICES            19,323,460       11.1%
--------------------------------------------------------------------------------
DIVERSIFIED ELECTRONIC PRODUCTS - 0.6%
--------------------------------------------------------------------------------
NICE SYSTEMS LTD. ADR*                         20,800        395,200        0.2%
UNIPHASE CORPORATION*                          14,500        717,750        0.4%
--------------------------------------------------------------------------------
         TOTAL DIVERSIFIED ELECTRONIC PRODUCTS             1,112,950        0.6%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
EDP PERIPHERALS - 1.9%
--------------------------------------------------------------------------------
ELECTRONICS FOR IMAGING, INC.*                 89,700   $  2,158,406        1.3%
NATIONAL COMPUTER SYSTEMS, INC.                 8,300        232,400        0.1%
PINNACLE SYSTEMS, INC.*                        15,000        510,000        0.3%
PREMISYS COMMUNICATIONS, INC.*                 35,000        369,688        0.2%
--------------------------------------------------------------------------------
         TOTAL EDP PERIPHERALS                             3,270,494        1.9%
--------------------------------------------------------------------------------
EDP SERVICES - 7.2%
--------------------------------------------------------------------------------
BEA SYSTEMS, INC.*                             20,000        391,875        0.2%
CSG SYSTEMS INTERNATIONAL, INC.*               69,838      3,806,171        2.2%
ECSOFT GROUP PLC ADR*                           6,000        132,000        0.1%
FISERV, INC.*                                  78,950      3,671,175        2.1%
FORRESTER RESEARCH, INC.*                      28,420        916,545        0.5%
INTELLIGROUP, INC.*                            30,150        520,088        0.3%
INTERNATIONAL NETWORK SERVICES*                17,950        762,875        0.4%
PEGASUS SYSTEMS, INC.*                         60,300      1,047,713        0.6%
POLICY MANAGEMENT SYSTEMS CORPORATION*         18,600        845,138        0.5%
THE BISYS GROUP, INC.*                         10,500        459,375        0.3%
--------------------------------------------------------------------------------
         TOTAL EDP SERVICES                               12,552,955        7.2%
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 1.0%
--------------------------------------------------------------------------------
DSP COMMUNICATIONS, INC.*                      48,000        471,000        0.3%
SANMINA CORPORATION*                           28,400      1,164,400        0.7%
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC COMPONENTS                       1,635,400        1.0%
--------------------------------------------------------------------------------
ENGINEERING AND CONSTRUCTION - 0.4%
--------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.*                        20,000        701,250        0.4%
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.6%
--------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES, INC.*                 31,774        687,113        0.4%
CASELLA WASTE SYSTEMS, INC., CLASS A*          45,370      1,338,415        0.8%
U S LIQUIDS INC.*                              46,700        706,337        0.4%
--------------------------------------------------------------------------------
         TOTAL ENVIRONMENTAL SERVICES                      2,731,865        1.6%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
FINANCE COMPANIES - 0.9%
--------------------------------------------------------------------------------
HEALTHCARE FINANCIAL PARTNERS, INC.*           43,900     $1,344,437        0.8%
METRIS COMPANIES INC.                           5,200        170,950        0.1%
--------------------------------------------------------------------------------
         TOTAL FINANCE COMPANIES                           1,515,387        0.9%
--------------------------------------------------------------------------------
GENERIC DRUGS - 0.2%
--------------------------------------------------------------------------------
ALPHARMA INC., CLASS A                         13,000        359,937        0.2%
--------------------------------------------------------------------------------
HOMEBUILDING - 1.5%
--------------------------------------------------------------------------------
FAIRFIELD COMMUNITIES, INC.*                  145,020      1,423,009        0.8%
PALM HARBOR HOMES, INC.*                       46,048      1,162,712        0.7%
--------------------------------------------------------------------------------
         TOTAL HOMEBUILDING                                2,585,721        1.5%
--------------------------------------------------------------------------------
HOSPITAL/NURSING MANAGEMENT - 0.6%
--------------------------------------------------------------------------------
PROVINCE HEALTHCARE COMPANY*                   37,500        979,687        0.6%
--------------------------------------------------------------------------------
INSURANCE BROKERS/SERVICES - 0.9%
--------------------------------------------------------------------------------
CLARK/BARDES HOLDINGS, INC.*                   30,500        305,000        0.2%
MUTUAL RISK MANAGEMENT LTD.                    34,900      1,180,056        0.7%
--------------------------------------------------------------------------------
         TOTAL INSURANCE BROKERS/SERVICES                  1,485,056        0.9%
--------------------------------------------------------------------------------
LIFE INSURANCE - 0.1%
--------------------------------------------------------------------------------
ANNUITY AND LIFE RE (HOLDINGS), LTD.            8,000        187,000        0.1%
--------------------------------------------------------------------------------
MAJOR PHARMACEUTICALS - 0.6%
--------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GROUP PLC*               46,300      1,007,025        0.6%
--------------------------------------------------------------------------------
MEDICAL ELECTRONICS - 0.5%
--------------------------------------------------------------------------------
ADAC LABORATORIES                               5,000        148,125        0.1%
VISX, INCORPORATED*                            13,000        651,625        0.4%
--------------------------------------------------------------------------------
         TOTAL MEDICAL ELECTRONICS                           799,750        0.5%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
MEDICAL SPECIALTIES - 2.0%
--------------------------------------------------------------------------------
ATRIX LABORATORIES, INC.*                      56,440       $571,455        0.3%
K-V  PHARMACEUTICAL  COMPANY, CLASS A*         15,500        350,688        0.2%
MINIMED INC.*                                   6,540        362,970        0.2%
OCULAR SCIENCES, INC.*                         26,480        665,310        0.4%
RESMED INC.*                                    4,000        204,000        0.1%
SAFESKIN CORPORATION*                          43,800        969,075        0.6%
XOMED SURGICAL PRODUCTS, INC.*                  7,700        346,019        0.2%
--------------------------------------------------------------------------------
         TOTAL MEDICAL SPECIALTIES                         3,469,517        2.0%
--------------------------------------------------------------------------------
MEDICAL/DENTAL DISTRIBUTORS - 1.0%
--------------------------------------------------------------------------------
HENRY SCHEIN, INC.*                            47,070      1,821,021        1.0%
--------------------------------------------------------------------------------
MEDICAL/NURSING SERVICES - 4.6%
--------------------------------------------------------------------------------
AMSURG CORP., CLASS A*                         55,400        367,025        0.2%
LASER VISION CENTERS, INC.*                    43,900        471,925        0.2%
ORTHODONTIC CENTERS OF AMERICA, INC.*         126,940      2,403,926        1.4%
RENAL CARE GROUP, INC.*                        89,445      2,605,086        1.5%
TOTAL RENAL CARE HOLDINGS, INC.*               90,463      2,216,343        1.3%
--------------------------------------------------------------------------------
         TOTAL MEDICAL/NURSING SERVICES                    8,064,305        4.6%
--------------------------------------------------------------------------------
MISCELLANEOUS ELECTRONIC TECHNOLOGY - 0.9%
--------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION*            37,800        907,200        0.5%
DSET CORPORATION*                              20,000        250,000        0.2%
TRANSWITCH CORPORATION*                        16,200        394,875        0.2%
--------------------------------------------------------------------------------
         TOTAL MISCELLANEOUS ELECTRONIC TECHNOLOGY         1,552,075        0.9%
--------------------------------------------------------------------------------
MISCELLANEOUS HEALTH SERVICES - 2.8%
--------------------------------------------------------------------------------
ALTERNATIVE LIVING SERVICES, INC.*             68,600      1,792,175        1.0%
ASSISTED LIVING CONCEPTS, INC.*                45,390        612,765        0.3%
CAREMATRIX CORPORATION*                        68,750      1,692,969        1.0%
SUNRISE ASSISTED LIVING, INC.*                 19,900        856,944        0.5%
--------------------------------------------------------------------------------
         TOTAL MISCELLANEOUS HEALTH SERVICES               4,954,853        2.8%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
MISCELLANEOUS TECHNOLOGY SERVICES - 1.3%
--------------------------------------------------------------------------------
EARTHLINK NETWORK, INC.*                       15,800       $608,300        0.4%
EBAY INC.*                                      2,300        191,187        0.1%
LYCOS, INC.*                                   24,900      1,011,562        0.6%
VERIO INC.*                                    26,400        366,300        0.2%
--------------------------------------------------------------------------------
         TOTAL MISCELLANEOUS TECHNOLOGY SERVICES           2,177,349        1.3%
--------------------------------------------------------------------------------
MOVIES/ENTERTAINMENT - 0.4%
--------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORPORATION, CLASS A    24,900        768,787        0.4%
--------------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT - 0.2%
--------------------------------------------------------------------------------
FRIEDE GOLDMAN INTERNATIONAL INC.*             20,000        335,000        0.2%
--------------------------------------------------------------------------------
OTHER CONSUMER SERVICES - 2.9%
--------------------------------------------------------------------------------
APOLLO GROUP, INC., CLASS A*                  141,161      4,534,797        2.6%
STEINER LEISURE LIMITED*                       21,300        519,187        0.3%
--------------------------------------------------------------------------------
         TOTAL OTHER CONSUMER SERVICES                     5,053,984        2.9%
--------------------------------------------------------------------------------
OTHER PHARMACEUTICALS - 1.1%
--------------------------------------------------------------------------------
MEDICIS PHARMACEUTICAL CORPORATION,            39,400      1,974,925        1.1%
CLASS A*
--------------------------------------------------------------------------------
OTHER SPECIALTY STORES - 2.6%
--------------------------------------------------------------------------------
CENTRAL GARDEN & PET COMPANY, CLASS A*         50,820      1,003,695        0.6%
GUITAR CENTER, INC.*                           76,280      1,306,295        0.8%
O'REILLY AUTOMOTIVE, INC.*                     20,900        817,712        0.4%
HIBBET SPORT GOODS INC.*                       49,780      1,347,171        0.8%
--------------------------------------------------------------------------------
         TOTAL OTHER SPECIALTY STORES                      4,474,873        2.6%
--------------------------------------------------------------------------------
OTHER TELEPHONE/COMMUNICATIONS - 0.8%
--------------------------------------------------------------------------------
MCLEODUSA INCORPORATED, CLASS A*               31,300      1,144,406        0.7%

PACIFIC GATEWAY EXCHANGE, INC.*                 9,000        259,875        0.1%
--------------------------------------------------------------------------------
         TOTAL OTHER TELEPHONE/COMMUNICATIONS              1,404,281        0.8%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
PRINTING/FORMS - 1.1%
--------------------------------------------------------------------------------
CONSOLIDATED GRAPHICS, INC.*                   40,100     $1,902,244        1.1%
--------------------------------------------------------------------------------
REAL ESTATE - 0.4%
--------------------------------------------------------------------------------
LASALLE PARTNERS INCORPORATED*                 26,680        780,390        0.4%
--------------------------------------------------------------------------------
RENTAL/LEASING COMPANIES - 1.4%
--------------------------------------------------------------------------------
FINANCIAL FEDERAL CORPORATION*                 27,500        641,094        0.3%
RENTAL SERVICE CORPORATION*                     3,000         65,250        0.1%
UNITED RENTALS, INC.*                          67,100      1,803,312        1.0%
--------------------------------------------------------------------------------
         TOTAL RENTAL/LEASING COMPANIES                    2,509,656        1.4%
--------------------------------------------------------------------------------
RESTAURANTS - 0.7%
--------------------------------------------------------------------------------
DAVE & BUSTER'S, INC.*                         38,780        727,125        0.4%
STARBUCKS CORPORATION*                         12,480        541,320        0.3%
--------------------------------------------------------------------------------
         TOTAL RESTAURANTS                                 1,268,445        0.7%
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.5%
--------------------------------------------------------------------------------
LEVEL ONE COMMUNICATIONS, INCORPORATED*        25,565        672,679        0.4%
MIPS TECHNOLOGIES, INC.*                       48,200      1,114,625        0.6%
PMC-SIERRA, INC.*                              33,230      1,491,196        0.9%
VITESSE SEMICONDUCTOR CORPORATION*             88,480      2,853,480        1.6%
--------------------------------------------------------------------------------
         TOTAL SEMICONDUCTORS                              6,131,980        3.5%
--------------------------------------------------------------------------------
SERVICES TO THE HEALTH INDUSTRY - 8.6%
--------------------------------------------------------------------------------
ACCESS HEALTH, INC.*                           65,640      2,354,835        1.4%
CERNER CORPORATION*                           106,690      2,387,189        1.4%
COVANCE INC.*                                  19,000        529,625        0.3%
MEDICAL MANAGER CORPORATION*                   52,000      1,293,500        0.7%
MEDQUIST INC.*                                 30,400        818,900        0.5%
OMNICARE, INC.*                                44,470      1,536,994        0.9%
PAREXEL INTERNATIONAL CORPORATION*             23,110        509,864        0.3%
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.*      22,400        604,800        0.3%
PROFESSIONAL DETAILING, INC.*                  16,000        374,000        0.2%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                 Shares      Value       Net Assets
--------------------------------------------------------------------------------
SERVICES TO THE HEALTH INDUSTRY, CONTINUED
--------------------------------------------------------------------------------
QUADRAMED CORPORATION*                         58,000    $ 1,189,000        0.7%
QUINTILES TRANSNATIONAL CORP.*                 51,440      2,327,660        1.3%
SABRATEK CORPORATION*                           9,000        270,000        0.2%
SUPERIOR CONSULTANT HOLDINGS CORPORATION*      18,340        678,580        0.4%
--------------------------------------------------------------------------------
         TOTAL SERVICES TO THE HEALTH INDUSTRY            14,874,947        8.6%
--------------------------------------------------------------------------------
SMALLER BANKS - 1.0%
--------------------------------------------------------------------------------
HAMILTON BANCORP INC.*                         62,930      1,730,575        1.0%
--------------------------------------------------------------------------------
SPECIALTY FOODS/CANDY - 0.4%
--------------------------------------------------------------------------------
REXALL SUNDOWN, INC.*                          42,470        761,806        0.4%
--------------------------------------------------------------------------------
SPECIALTY INSURERS - 0.5%
--------------------------------------------------------------------------------
CMAC INVESTMENT CORPORATION                    11,800        494,125        0.3%
ENHANCE FINANCIAL SERVICES GROUP INC.          12,560        308,505        0.2%
--------------------------------------------------------------------------------
         TOTAL SPECIALTY INSURERS                            802,630        0.5%
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.6%
--------------------------------------------------------------------------------
ASPECT TELECOMMUNICATIONS CORPORATION*         36,700        555,087        0.3%
GILAT SATELLITE NETWORKS, LTD.*                11,100        516,150        0.3%
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS EQUIPMENT                1,071,237        0.6%
--------------------------------------------------------------------------------
TRUCKING - 0.4%
--------------------------------------------------------------------------------
UNITED ROAD SERVICES, INC.*                    39,400        630,400        0.4%
--------------------------------------------------------------------------------
WHOLESALE DISTRIBUTORS - 0.4%
--------------------------------------------------------------------------------
PENTACON, INC.*                                17,200         88,150        0.1%
SCHOOL SPECIALTY, INC.*                        38,900        612,675        0.3%
--------------------------------------------------------------------------------
         TOTAL WHOLESALE DISTRIBUTORS                        700,825        0.4%
         TOTAL EQUITY SECURITIES (COST $154,720,740)     164,548,951       94.8%

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
FIXED INCOME SECURITIES - 8.6%               Shares      Value       Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.6%
--------------------------------------------------------------------------------
FORD MOTOR CREDIT COMPANY,
   5.09151%, 11/20/98                     $9,000,000     $ 9,000,000        5.2%
GENERAL MOTORS ACCEPTANCE CORPORATION,
   5.162%, 11/12/98                        6,000,000       6,000,000        3.4%
--------------------------------------------------------------------------------
         TOTAL SHORT-TERM INVESTMENTS (COST $15,000,000)  15,000,000        8.6%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.2%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.-TEMP FUND     197,644         197,644        0.1%
TEMPORARY INVESTMENT FUND INC.-TEMP CASH     197,644         197,644        0.1%
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $395,288)            395,288        0.2%
         TOTAL INVESTMENTS (COST $170,116,028)           179,944,239      103.6%
--------------------------------------------------------------------------------
OTHER ASSETS - 1.3%
--------------------------------------------------------------------------------
RECEIVABLES:
   INVESTMENT SECURITIES SOLD                              2,141,155
   SHARES OF BENEFICIAL INTEREST SOLD                        116,169
   INTEREST                                                   41,852
PREPAID INSURANCE                                              4,187
OTHER ASSETS                                                  13,254
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                2,316,617       1.3%
--------------------------------------------------------------------------------

TOTAL ASSETS                                            $182,260,856      104.9%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC                                                      STATEMENT OF NET ASSETS
SMALL CAP                                                AS OF OCTOBER 31, 1998
PORTFOLIO
--------------------------------------------------------------------------------
                                                                   Percentage of
LIABILITIES - (4.9%)                                     Value       Net Assets
--------------------------------------------------------------------------------
PAYABLES:
   INVESTMENT SECURITIES PURCHASED                         8,379,119
   SHARES OF BENEFICIAL INTEREST REDEEMED                     40,845
   TO ADVISOR (NOTE 3)                                       107,018
   DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                   22,560
ACCRUED EXPENSES                                              57,675
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 8,607,217        4.9%
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                               $173,653,639      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC                                                  STATEMENT OF OPERATIONS
BALANCED                                             YEAR ENDED OCTOBER 31, 1998
GROWTH
MID CAP
SMALL CAP                            Balanced       Growth       Mid Cap       Small Cap
PORTFOLIOS                          Portfolio      Portfolio    Portfolio*     Portfolio
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
INCOME:
   Dividends                       $  130,325    $   583,933    $   8,859    $     96,942
   Interest                           664,866        305,739       16,550         478,730
                                   ----------    -----------    ---------    ------------
   Total income                       795,191        889,672       25,409         575,672
                                   ==========    ===========    =========    ============
EXPENSES:
   Investment advisory fee
    (Note 3)                          236,672      1,045,893       29,031       1,418,731
   Administration fee
    (Note 3)                           39,445        130,737       37,835         177,341
   Accounting services fee             62,300         72,371       19,530          77,268
   Custodian fee                       23,322         33,938       13,618          61,054
   Audit fee                           14,100         25,302       14,011          18,502
   Trustees' fees                       3,700          7,100        2,481           5,100
   Insurance                            1,599          3,700        1,323           5,812
   Amortization of
     organization costs                    --             --           --          10,001
   Legal fees                             500          7,500        1,810          12,795
   Miscellaneous                        5,000          3,000        3,637          10,829
                                   ----------    -----------    ---------    ------------
   Total expenses                     386,638      1,329,541      123,276       1,797,433
   Less, reimbursement/waiver
    by Advisor (Note 3)               (71,076)       (22,176)     (85,951)        (24,020)
                                   ----------    -----------    ---------    ------------
   Net expenses                       315,562      1,307,365       37,325       1,773,413
                                   ==========    ===========    =========    ============

NET INVESTMENT INCOME (LOSS)          479,629       (417,693)     (11,916)     (1,197,741)
                                   ==========    ===========    =========    ============
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
   Net realized gain (loss)
    on investments                  2,840,824      9,511,479     (198,860)    (30,872,647)
   Change in net unrealized
    appreciation (depreciation)
    of investments                  3,069,602     15,517,462       57,277        (283,036)
                                   ----------    -----------    ---------    ------------
NET GAIN (LOSS) ON INVESTMENTS      5,910,426     25,028,941     (141,583)    (31,155,683)
                                   ==========    ===========    =========    ============
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
  FROM OPERATIONS                  $6,390,055    $24,611,248    ($153,499)   ($32,353,424)
                                   ----------    -----------    ---------    ------------

* Period from December 31, 1997 (commencement of operations) to
  October 31, 1998.

See Notes to Financial Statements.

PIC                                                  STATEMENT OF OPERATIONS
BALANCED                                             YEAR ENDED OCTOBER 31, 1998
GROWTH
MID CAP
SMALL CAP                                                Balanced
PORTFOLIOS                                              Portfolio
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
                                                  Year           Year
                                                 ended           ended
FROM OPERATIONS:                             Oct. 31, 1998   Oct. 31, 1997
---------------------------------------------------------------------------
   Net investment income (loss)              $   479,629     $   345,595
   Net realized gain (loss) on investments     2,840,824       2,294,652
   Change in net unrealized appreciation
    (depreciation) of investments              3,069,602       2,395,337
                                             -----------     -----------
   Net increase (decrease) in net assets
    resulting from operations                  6,390,055       5,035,584
                                             ===========     ===========
TRANSACTIONS IN INTERESTS:
   Contributions by Holders                    4,234,921      21,447,800
   Withdrawals by Holders                     (3,865,363)     (3,968,315)
                                             -----------     -----------
   Net increase (decrease)
    in net assets from
    transactions in interests                    369,558      17,479,485

TOTAL INCREASE (DECREASE) IN NET ASSETS        6,759,613      22,515,069
                                             ===========     ===========
NET ASSETS:

Beginning of period                           35,383,528      12,868,459
                                             -----------     -----------
End of period                                $42,143,141     $35,383,528
                                             -----------     -----------

* commencement of operations.

See Notes to Financial Statements.

PIC
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS
--------------------------------------------------------------------------------
           Growth                  Mid Cap                Small Cap
         Portfolio                Portfolio               Portfolio
--------------------------------------------------------------------------------
   Year            Year         Dec. 31, 1997*     Year              Year
   ended           ended           through         ended             ended
Oct. 31, 1998   Oct. 31, 1997   Oct. 31, 1998   Oct. 31, 1998    Oct. 31, 1997
--------------------------------------------------------------------------------
$   (417,693)  $   (133,460)    $   (11,916)    $ (1,197,741)   $    (934,925)
   9,511,479     32,161,956        (198,860      (30,872,647)      72,084,822

  15,517,462     (7,683,870)         57,277         (283,036)     (62,640,291)
------------   ------------     -----------     ------------    -------------
  24,611,248     24,344,626        (153,499)     (32,353,424)       8,509,606
============   ============     ===========     ============    =============

  64,364,321     17,478,857       9,426,366      123,809,971      164,160,467
 (35,037,926)   (75,778,332)     (3,509,589)     (57,458,705)    (234,314,952)
------------   ------------     -----------     ------------    -------------

  29,326,395    (58,299,475)      5,916,777       66,351,266      (70,154,485)
============   ============     ===========     ============    =============
  53,937,643    (33,954,849)      5,763,278       33,997,842      (61,644,879)
============   ============     ===========     ============    =============

  82,144,680    116,099,529              --      139,655,797      201,300,676
------------   ------------     -----------     ------------    -------------
$136,082,323   $ 82,144,680     $ 5,763,278     $173,653,639    $ 139,655,797
------------   ------------     -----------     ------------    -------------

PIC                                                          SELECTED RATIO DATA
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS                         Balanced Portfolio
--------------------------------------------------------------------------------

                                  Year           Year           Year           Year           Year
                                  ended          ended          ended          ended          ended
                              Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses             0.80%++       0.80%++        0.80%++        0.80%++         0.80%++
   Net investment income          1.22%         1.35%          1.30%          1.57%           1.63%

Portfolio turnover rate         111.47%       104.50%         54.24%        106.50%         116.63%

++ Net of expense reimbursements equivalent to 0.18%, 0.36%, 0.90%, 0.78%, and 1.16% of average net assets, respectively.


See Notes to Financial Statements.

PIC                                               SELECTED RATIO DATA, CONTINUED
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS                         Growth Portfolio
--------------------------------------------------------------------------------

                                  Year           Year           Year           Year           Year
                                  ended          ended          ended          ended          ended
                              Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Operating expenses                1.00%#       1.00%#         1.00%#          1.00%#         1.00%#
Net investment income (loss)     (0.32%)      (0.13%)        (0.04%)          0.08%          0.10%

Portfolio turnover rate          81.06%       67.54%         64.09%          54.89%         68.26%


# Net of expense reimbursements equivalent to 0.02%, 0.05%, 0.04%, 0.01%, and 0.01% of average net assets, respectively.



See Notes to Financial Statements.

PIC                                               SELECTED RATIO DATA, CONTINUED
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS                                         Mid Cap Portfolio
--------------------------------------------------------------------------------
                                                     Dec. 31, 1997*
                                                         through
                                                      Oct. 31, 1998
--------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses                                     0.90%+^
   Net investment loss                                   (0.29%)+

Portfolio turnover rate                                 166.89%

* Commencement of operations.

+ Annualized.

^ Net of expense reimbursements equivalent to 2.07% of average net assets.


See Notes to Financial Statements.

PIC                                               SELECTED RATIO DATA, CONTINUED
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS                         Small Cap Portfolio
--------------------------------------------------------------------------------

                                  Year           Year           Year           Year           Year
                                  ended          ended          ended          ended          ended
                              Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Operating expenses            1.00%#          1.00%#        1.00%#         1.00%#           1.00%#
   Net investment loss          (0.68%)          (.49%)        (.59%)         (.51%)           (.49%)

Portfolio turnover rate         81.75%         151.52%        53.11%         45.45%           63.89%



# Net of expense reimbursements equivalent to 0.01%, 0.01%, 0.01%, 0.07%, and 0.10% of average net assets, respectively.


See Notes to Financial Statements.

PIC                                               NOTES TO FINANCIAL STATEMENTS
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS
--------------------------------------------------------------------------------
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Balanced and Growth Portfolios were organized on December 11, 1991 , the PIC Mid Cap Portfolio was organized on December 31, 1997, and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. VALUATION OF SECURITIES. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B.   FEDERAL  INCOME  TAXES.   Each   Portfolio   intends  to  comply  with  the
     requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. DEFERRED ORGANIZATION COSTS. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an

PIC                                               NOTES TO FINANCIAL STATEMENTS,
BALANCED                                          CONTINUED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS
--------------------------------------------------------------------------------
     identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

      PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average daily net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, and 0.80% from the Small Cap Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average daily net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, and 1.00% for the Small Cap Portfolio.

      Fees waived by PIC for the year ended October 31, 1998 were as follows:

                                                       Waived         Reimbursed
                                                        Fees           Expenses
                                                        ----           --------
      Balanced Portfolio                               $71,076         $     0
      Growth Portfolio                                  22,176               0
      Mid Cap Portfolio                                 29,031          56,920
      Small Cap Portfolio                               24,020               0

      ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced Portfolio, which has no minimum). Fees paid to ICA for the year ended October 31, 1998 are stated on the respective Portfolios' Statement of Operations.

PIC                                               NOTES TO FINANCIAL STATEMENTS,
BALANCED                                          CONTINUED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS
--------------------------------------------------------------------------------
      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended October 31, 1998 were as follows:

                                   Purchases          Sales
                                   ---------          -----
      Balanced Porfolio         $ 32,848,714       $29,580,698
      Growth Portfolio           123,276,494        99,664,277
      Mid Cap Portfolio           12,717,460         7,230,404
      Small Cap Portfolio        195,915,640       137,768,188

      The Balanced Portfolio purchased $11,757,821 and sold $13,095,993 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap, and Small Cap Portfolios.

      Included in proceeds of sales of the Mid Cap Portfolio is $1,549,653 representing the value of securities disposed of in payment of an in-kind withdrawal by Holders of Interests resulting in a realized gain of $67,609.

      The aggregate unrealized appreciation and depreciation of investment securities at October 31, 1998, based on cost for Federal income tax purposes, were as follows:
                                  Tax             Gross             Gross
                                Cost of        Unrealized        Unrealized
                              Investments     Appreciation      Depreciation
                              -----------     ------------      ------------
      Balanced Portfolio    $ 35,018,620      $  8,439,978       $  (485,538)
      Growth Portfolio       103,147,556        37,030,161        (1,106,815)
      Mid Cap Portfolio        5,703,110           327,207          (273,471)
      Small Cap Portfolio    170,578,021        19,963,778       (10,597,560)

PIC                                               INDEPENDENT AUDITOR'S REPORT
BALANCED
GROWTH
MID CAP
SMALL CAP
PORTFOLIOS
--------------------------------------------------------------------------------
To the Board of Trustees of
     and the holders of Interests in,
         PIC Balanced Portfolio
         PIC Growth Portfolio
         PIC Mid Cap Portfolio
         PIC Small Cap Portfolio

We have audited the accompanying statements of net assets of PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, and PIC Small Cap Portfolio as of October 31, 1998, and the related statements of operations, the statements of changes in net assets, and selected ratio data for each of the periods indicated. These financial statements and selected ratio data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and selected ratio data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, and PIC Small Cap Portfolio as of October 31, 1998, the results of their operations, the changes in their net assets and the selected ratio data for the periods indicated, in conformity with generally accepted accounting principles.

                                                    McGladrey & Pullen, LLP

New York, New York
December 3, 1998

PROVIDENT INVESTMENT COUNSEL                      TRUSTEES AND OFFICERS
  PINNACLE FUNDS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
JETTIE M. EDWARDS, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
JEFFREY D. LOVELL, Trustee
WAYNE H. SMITH, Trustee
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - PIC PORTFOLIOS
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer

LEGAL COUNSEL  - PIC  INVESTMENT TRUST
--------------------------------------------------------------------------------
SWIDLER, BERLIN, SHEREFF, FRIEDMAN, LLP

LEGAL COUNSEL  - PIC PORTFOLIOS
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MCGLADREY & PULLEN, LLP


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

60